Shareholder Report, Holdings (Details) - C000234954	Jan. 31, 2026
912797RV1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	47.50%
842587DJ3 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
008911BK4 | Air Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
02005NBN9 | Ally Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
808513BK0 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
654740BS7 | Nissan Motor Acceptance Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
37045XDB9 | General Motors Financial Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
15189TBH9 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
88167AAE1 | Teva Pharmaceutical Finance Netherlands III BV
Holdings [Line Items]
Percent of Net Asset Value	1.30%
345397B77 | Ford Motor Credit Company, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Industrials008911BK4
Holdings [Line Items]
Percent of Total Investments	36.40%
Index OptionSPX C7200_20260420_L_IB
Holdings [Line Items]
Percent of Total Investments	0.70%
U.S. Treasury Obligations912797RV1
Holdings [Line Items]
Percent of Total Investments	62.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.50%